Innovator Lunt Low Vol/High Beta Tactical ETF
Schedule of Investments
July 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.35%
Aerospace/Defense - 1.13%
The Boeing Co.	784	$123,872

Airlines - 1.96%
Alaska Air Group, Inc.	2,912	100,289
United Airlines Holdings, Inc. (a)(b)	3,661	114,882
		215,171
Apparel - 2.05%
PVH Corp. (b)	2,478	120,579
Tapestry, Inc.	7,819	104,462
		225,041
Auto Parts & Equipment - 0.95%
Aptiv PLC	1,344	104,496

Banks - 13.20%
Bank of America Corp.	3,906	97,181
Citigroup, Inc.	2,282	114,123
Citizens Financial Group, Inc.	4,704	116,706
Comerica, Inc.	2,772	106,777
Fifth Third Bancorp	5,838	115,943
JPMorgan Chase & Co.	889	85,913
KeyCorp	9,618	115,512
Morgan Stanley (b)	2,415	118,045
Regions Financial Corp.	9,352	101,563
State Street Corp. (b)	1,428	91,092
SVB Financial Group (a)	525	117,742
The PNC Financial Services Group, Inc.	868	92,590
Truist Financial Corp.	2,527	94,661
Wells Fargo & Co.	3,227	78,287
		1,446,135
Chemicals - 1.96%
Dow, Inc.	2,597	106,633
LyondellBasell Industries N.V. - Class A	1,736	108,535
		215,168
Commercial Services - 2.89%
Global Payments, Inc.	504	89,722
Moody's Corp.	343	96,486
United Rentals, Inc. (a)	840	130,510
		316,718
Computers - 2.10%
DXC Technology Co.	7,287	130,510
Western Digital Corp.	2,317	99,863
		230,373
Distribution/Wholesale - 0.88%
LKQ Corp. (a)	3,437	96,889

Diversified Financial Services - 7.90%
Capital One Financial Corp.	1,680	107,184
Invesco Ltd. (b)	13,083	131,353
American Express Co.	1,071	99,946
Ameriprise Financial, Inc. (b)	1,071	164,538
Discover Financial Services	2,912	143,940
Raymond James Financial, Inc. (b)	1,302	90,463
Synchrony Financial (b)	5,789	128,111
		865,535
Hand/Machine Tools - 1.26%
Stanley Black & Decker, Inc.	903	138,448

Healthcare-Products - 1.05%
Align Technology, Inc. (a)(b)	392	115,177

Home Furnishings - 2.40%
Leggett & Platt, Inc. (b)	3,178	127,406
Whirlpool Corp. (b)	833	135,879
		263,285
Insurance - 7.83%
American International Group, Inc.	3,808	122,389
Lincoln National Corp. (b)	4,585	170,884
Loews Corp.	2,786	101,438
MetLife, Inc.	2,737	103,595
Principal Financial Group, Inc.	2,667	113,161
Prudential Financial, Inc. (b)	1,820	115,333
Unum Group	7,595	130,862
		857,662
Internet - 1.18%
E*TRADE Financial Corp.	2,555	129,717

Leisure Time - 3.58%
Carnival Corp. (b)	8,533	118,438
Norwegian Cruise Line Holdings Ltd. (a)(b)	10,122	138,065
Royal Caribbean Cruises Ltd. (b)	2,786	135,706
		392,209
Lodging - 1.92%
MGM Resorts International (b)	7,595	122,203
Wynn Resorts Ltd.	1,211	87,713
		209,916
Media - 2.44%
DISH Network Corp. - Class A (a)(b)	3,829	122,949
ViacomCBS, Inc. - Class B	5,523	143,984
		266,933
Mining - 1.33%
Freeport-McMoRan, Inc.	11,284	145,789

Miscellaneous Manufacturing - 2.96%
Eaton Corp PLC	1,022	95,179
Parker-Hannifin Corp.	602	107,710
Textron, Inc.	3,472	121,311
		324,200
Oil & Gas - 10.90%
Apache Corp. (b)	9,457	145,164
Chevron Corp.	910	76,385
ConocoPhillips	2,128	79,566
Devon Energy Corp.	8,547	89,658
Diamondback Energy, Inc.	2,142	85,380
Hess Corp.	1,855	91,285
Marathon Oil Corp. (b)	14,763	81,049
Marathon Petroleum Corp.	3,283	125,411
Noble Energy, Inc.	12,026	120,140
Occidental Petroleum Corp. (b)	7,182	113,046
Pioneer Natural Resources Co.	1,099	106,515
Valero Energy Corp.	1,435	80,690
		1,194,289

Oil & Gas Services - 5.06%
Baker Hughes Co. (b)	6,811	105,502
Halliburton Co.	11,067	158,591
National Oilwell Varco, Inc.	8,036	92,494
Schlumberger Ltd.	5,474	99,298
TechnipFMC PLC	12,306	98,817
		554,702
Packaging & Containers - 0.87%
Westrock Co.	3,549	95,326

Pipelines - 0.83%
ONEOK, Inc.	3,255	90,847

Retail - 5.28%
Darden Restaurants, Inc.	1,414	107,323
Kohl's Corp. (b)	5,061	96,361
L Brands, Inc.	8,071	197,014
The Gap, Inc.	13,300	177,821
		578,519
Semiconductors - 9.43%
Applied Materials, Inc.	1,841	118,432
Broadcom, Inc.	308	97,559
KLA Corp. (b)	567	113,304
Lam Research Corp.	392	147,846
Microchip Technology, Inc. (b)	1,113	113,225
Micron Technology, Inc. (a)	1,869	93,553
NVIDIA Corp.	301	127,802
Qorvo, Inc. (a)	819	104,955
Skyworks Solutions, Inc.	805	117,192
		1,033,868
Software - 0.91%
Paycom Software, Inc. (a)	350	99,530

Telecommunications - 1.10%
Corning, Inc. (b)	3,885	120,435
TOTAL COMMON STOCKS (Cost $9,211,908)		10,450,250

REAL ESTATE INVESTMENT TRUSTS - 4.09%
Diversified - 1.41%
Weyerhaeuser Co.	5,558	154,568

Health Care - 1.07%
Ventas, Inc. (b)	3,052	117,074

Office Property - 0.76%
SL Green Realty Corp.	1,799	83,654

Regional Malls - 0.85%
Simon Property Group, Inc.	1,491	92,964
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $357,235)		448,260

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 21.37%
Mount Vernon Liquid Assets Portfolio, LLC, 0.26% (c)	2,342,527	2,342,527
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $2,342,527)		2,342,527

SHORT TERM INVESTMENTS - 0.12%
Money Market Funds - 0.12%
U.S. Bank Money Market Deposit Account, 0.04% (c)	13,151	13,151
TOTAL MONEY MARKET FUNDS (Cost $13,151)		13,151

Total Investments (Cost $11,924,821) - 120.93%		13,254,188
Liabilities in Excess of Other Assets - (20.93)%		(2,293,720)
TOTAL NET ASSETS - 100.00%		$10,960,468

Asset Type	% of Net Assets
Common Stocks	95.35%
Real Estate Investment Trusts	4.09
Investments Purchased with Proceeds From Securities Lending	21.37
Short Term Investments	0.12
Total Investments	120.93
Liabilities in Excess of Other Assets	(20.93)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b) All or a portion of this security is on loan as of July 31, 2020. The total value of securities on loan is $2,258,309, or 20.60% of net assets.
(c) Represents annualized seven-day yield as of the end of the reporting period.

1) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Innovator ETFs Trust II  (the "Trust") in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Valuation:

Portfolio securities generally shall be valued utilizing prices provided by independent pricing services. The Trust’s Pricing Committee (“Pricing Committee”) is responsible for establishing valuation of portfolio securities and other instruments held by the Fund in  accordance with the Trust’s valuation procedures.

Common stocks, preferred stocks and other equity securities listed on any national or foreign exchange (excluding the NASDAQ National Market (“NASDAQ”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are generally valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Securities traded in the over-the-counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price. Redeemable securities issued by open-end investment companies shall be valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. Fixed income securities, swaps, currency-, credit- and commodity-linked notes, and other similar instruments will be valued using a pricing service. Fixed income securities having a remaining maturity of 60 days or less when purchased will be valued at cost adjusted for amortization of premiums and accretion of discounts, provided the Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer specific conditions existing at the time of the determination. Foreign securities and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar as provided by the pricing service. All assets denominated in foreign currencies will be converted into U.S. dollars at the exchange rates in effect at the time of valuation. Restricted securities (with the exception of Rule 144A Securities for which market quotations are available) will normally be valued at fair value as determined by the Pricing Committee.

If no quotation can be obtained from a pricing service, then the Pricing Committee will then attempt to obtain one or more broker quotes for the security. If no quotation is available from either a pricing service or one or more brokers or if the Pricing Committee has reason to question the reliability or accuracy of a quotation supplied or the use of amortized cost, the value of any portfolio security held by the Fund for which reliable market quotations are not readily available will be determined by the Pricing Committee in a manner that most appropriately reflects fair market value of the security on the valuation date. The use of a fair valuation method may be appropriate if, for example: (i) market quotations do not accurately reflect fair value of an investment; (ii) an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (for example, a foreign exchange or market); (iii) a trading halt closes an exchange or market early; or (iv) other events result in an exchange or market delaying its normal close.

Fair Valuation Measurement:

FASB established a framework for measuring fair value in accordance with U.S. GAAP. Under ASC, Fair Value Measurement (“ASC 820”), various inputs are used in determining the value of the Fund's investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

• Level 1 –Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 –Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

• Level 3 –Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes valuation of the Fund's investments under the fair value hierarchy levels as of July 31, 2020:

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$10,450,250	$-	$-	$10,450,250
Real Estate Investment Trusts	448,260	-	-	448,260
Investments Purchased with Proceeds From Securities Lending	-	2,342,527	-	2,342,527
Short Term Investments	13,151	-	-	13,151
Total Assets	$10,911,661	$2,342,527	$-	$13,254,188

See the Schedule of Investments for the investments detailed by industry classification.

There were no Level 3 investments held by the Fund during the reporting period.

2) SECURITIES LENDING

The Fund may lend up to 33 1/3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the securities lending agent. The Trust has entered into a Securities Lending Agreement (“SLA”) with U.S. Bank, N.A., the fund’s custodian (the “Agent”). Under the terms of the SLA, the Fund may lend securities to certain broker–dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non–U.S. securities loaned, marked to market daily. The collateral can be received in the form of cash collateral and/or non–cash collateral. Non–cash collateral can include U.S. Government Securities and letters of credit. The cash collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC (“Mount Vernon”), as noted in the Fund's Schedule of Investments. Mount Vernon seeks to maximize current income to the extent consistent with the preservation of capital and liquidity; and to maintain a stable NAV of $1.00. The market value of the loaned securities is determined daily at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund continues to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Funds pay various fees in connection with the investment of cash collateral. The Funds pay the Agent fees based on the investment income received from securities lending activities. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. Cash and cash equivalent collateral on securities lending transactions are on an overnight and continuous basis.

As of July 31, 2020, the values of the securities on loan and cash collateral received were as follows:

	Value of Securities on Loan	Cash Collateral Received
	$2,258,309	$2,342,527